Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TCW AAA CLO ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	5.31%
TCW Core Plus Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	[2]	8.09%	2.20%	5.52%	(9.27%)	(1.17%)	7.62%	6.77%	0.87%	2.10%	1.81%	0.37%
TCW Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	[3]	8.42%	2.12%	8.39%	(16.31%)	(0.84%)	12.37%	14.99%
TCW Flexible Income ETF
Prospectus [Line Items]
Annual Return [Percent]	[4]			8.85%	(8.89%)	1.99%	12.18%	18.03%
TCW High Yield Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	[5]	6.25%	6.21%	10.64%	(8.76%)	3.46%	10.02%	12.98%	none	6.28%	8.06%	0.60%
TCW Multisector Credit Income ETF
Prospectus [Line Items]
Annual Return [Percent]	[6]	8.25%
TCW Senior Loan ETF
Prospectus [Line Items]
Annual Return [Percent]	[7]	5.19%	9.12%	12.11%	(2.54%)	3.51%	3.29%	7.49%	0.49%	3.60%	6.14%	1.58%

[1]	For the period shown in the bar chart above:
[2]	For the period shown in the bar chart above:
[3]	For the period shown in the bar chart above:
[4]	For the period shown in the bar chart above:
[5]	For the period shown in the bar chart above:
[6]	For the period shown in the bar chart above:
[7]	For the period shown in the bar chart above: